North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.7%
	BASIC MATERIALS - 8.9%
	Specialty Chemicals - 8.9%
47,524	Element Solutions Inc.	$973,291
25,610	Valvoline Inc.	938,863
	TOTAL BASIC MATERIALS	1,912,154

	CONSUMER DISCRETIONARY - 21.0%
	Casinos and Gambling - 3.8%
10,735	Monarch Casino & Resort, Inc. *	822,516
	Home Construction - 4.1%
11,220	M.D.C. Holdings, Inc.	423,667
7,532	Skyline Champion Corp. *	444,011
		867,678
	Home Improvement Retailers - 2.2%
5,242	Floor & Decor Holdings, Inc. - Class A*	475,816
	Restaurants and Bars - 5.1%
8,910	Papa John's International, Inc.	799,138
17,245	Ruth's Hospitality Group, Inc.	298,511
		1,097,649
	Recreational Products - 1.5%
21,081	Leslie's Inc. *	326,545
	Specialty Retailers - 4.3%
4,220	Asbury Automotive Group, Inc. *	928,400
	TOTAL CONSUMER DISCRETIONARY	4,518,604

	CONSUMER STAPLES - 4.9%
	Food Retailers and Wholesalers - 4.9%
17,292	Performance Food Group Co. *	1,060,345
	TOTAL CONSUMER STAPLES	1,060,345

	ENERGY - 7.2%
	Oil: Crude Producers - 3.2%
7,960	Denbury Inc. *	690,769
	Oil Equipment and Services - 4.0%
25,810	Championx Corp.	852,246
	TOTAL ENERGY	1,543,015

	FINANCIALS - 23.0%
	Banks - 16.0%
12,100	BankUnited, Inc.	455,444
14,607	First Interstate BancSystem, Inc. - Class A	524,099
13,970	First Merchants Corp.	595,681
7,897	Nicolet Bankshares, Inc. *	575,612
7,253	SouthState Corp.	577,339
13,756	Webster Financial Corp.	724,254
		3,452,429
	Diversified Financial Services - 2.6%
22,625	Cannae Holdings, Inc. *	552,955
	Property and Casualty Insurance - 4.4%
3,860	Enstar Group Ltd. *1	935,278
	TOTAL FINANCIALS	4,940,662

	HEALTH CARE - 4.2%
	Health Care Management Services - 1.7%
6,155	HealthEquity, Inc.*	374,532
	Health Care Services - 2.5%
4,965	Addus HomeCare Corp.*	533,837
	TOTAL HEALTH CARE	908,369

	INDUSTRIALS - 23.5%
	Aerospace - 1.6%
9,535	Spirit AeroSystems Holdings Inc. - Class A	344,690
	Building Materials: Other - 3.5%
5,565	Armstrong World Industries, Inc.	430,787
4,930	Fortune Brands Innovations, Inc.	318,034
		748,821
	Commercial Vehicles and Parts - 3.3%
24,625	Miller Industries, Inc.	714,371
	Industrial Suppliers - 3.1%
50,362	Gates Industrial Corp Plc *1	665,282
	Machinery: Engines - 1.8%
4,695	Brunswick Corp.	395,930
	Machinery: Industrial - 2.0%
19,898	Zurn Elkay Water Solutions Corp.	434,970
	Professional Business Support Services - 4.1%
39,612	First Advantage Corp. *	549,815
4,305	Maximus, Inc.	322,229
		872,044
	Railroad Equipment - 2.2%
16,625	Trinity Industries, Inc.	478,301
	Transaction Processing Services - 1.9%
8,545	Cass Information Systems, Inc.	414,945
	TOTAL INDUSTRIALS	5,069,354

	TECHNOLOGY - 7.0%
	Consumer Digital Services - 1.3%
5,865	TechTarget, Inc. *	290,494
	Computer Services - 1.4%
20,625	Dun & Bradstreet Holdings, Inc.	302,156
	Software - 4.3%
56,130	Alkami Technology, Inc. *	918,848

	TOTAL TECHNOLOGY	1,511,498

	TOTAL COMMON STOCKS
	(Cost $21,118,241)	21,464,001

	SHORT-TERM INVESTMENT - 0.3%
73,023	First American Treasury Obligations Fund - Class X, 4.24% [2]	73,023
	TOTAL SHORT-TERM INVESTMENT
	(Cost $73,023)	73,023

	TOTAL INVESTMENTS - 100.0%
	(Cost $21,191,264)	21,537,024
	Other Assets in Excess of Liabilities - 0.0%	1,238
	TOTAL NET ASSETS - 100.0%	$21,538,262

PLC - Public Limited Company

*	Non-Income Producing.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

North Square Advisory Research Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of January 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	23.5%
Financials	23.0%
Consumer Discretionary	21.0%
Basic Materials	8.9%
Energy	7.2%
Technology	7.0%
Consumer Staples	4.9%
Health Care	4.2%
Total Common Stocks	99.7%
Short-Term Investment	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

North Square Advisory Research Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2023

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$21,464,001	$-	$-	$21,464,001
Short-Term Investment	73,023	-	-	73,023
Total Investments	$21,537,024	$-	$-	$21,537,024

[1] For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.